Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost - Wholesale (Detail) - Wholesale [member] - Loans outstanding [member] - CAD ($)
$ in Millions
	Jul. 31, 2026	Oct. 31, 2025
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 421,795	$ 387,447
Items not subject to impairment	12,544	9,724
Gross carrying amount of financial assets	434,339	397,171
Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	156,187	132,439
Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	240,232	233,638
Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	18,375	15,217
Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	7,001	6,153
Stage one loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	382,364	352,275
Stage one loan [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	154,411	130,322
Stage one loan [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	210,044	207,239
Stage one loan [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	17,909	14,714
Stage two loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	32,430	29,019
Stage two loan [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,776	2,117
Stage two loan [member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	30,188	26,399
Stage two loan [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	466	503
Stage three loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	7,001	6,153
Stage three loan [member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 7,001	$ 6,153